Segment Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 2,157,183	$ 5,602,531
PRC
Segment Information
Non-current assets	2,122,560	4,877,143
USA
Segment Information
Non-current assets	$ 34,623	$ 725,388